UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2014

Item 1.   Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

SEMI-ANNUAL REPORT 2014	JANUARY 31, 2014 (UNAUDITED)

DOMINI SOCIAL EQUITY FUND®

INVESTOR SHARES, CLASS A SHARES, INSTITUTIONAL SHARES & CLASS R SHARES

DOMINI INTERNATIONAL SOCIAL EQUITY FUNDSM

INVESTOR SHARES, CLASS A SHARES & INSTITUTIONAL SHARES

DOMINI SOCIAL BOND FUND®

INVESTOR SHARES & INSTITUTIONAL SHARES

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TABLE OF CONTENTS

2	Letter from the President

The Way You Invest Matters
4	Domini News
5	Celebrating Twenty Years of Shareholder Activism

Fund Performance and Holdings
12	Domini Social Equity Fund
18	Domini International Social Equity Fund
28	Domini Social Bond Fund

35	Expense Example

Financial Statements
37	Domini Social Equity Fund
37	Domini International Social Equity Fund
60	Domini Social Bond Fund

72	Proxy Voting Information

72	Quarterly Portfolio Schedule Information

THE WAY YOU INVEST MATTERS®

LETTER FROM THE PRESIDENT

Dear Fellow Shareholders:

The six months ending January 31, 2014 witnessed strong stock returns in all developed markets, reminding us that the stock market is not a reflection of what is happening in the world at large, but a reflection of what is expected to happen to corporate earnings. I say this because, despite a number of highly dangerous events that marked the global stage during this period, Wall Street remained cheerful.

Here at home, the ‘just say no’ constituency in Congress forced a federal government shutdown, while the infamous computer glitches of the HealthCare.gov rollout sparked national discouragement.

Meanwhile, we witnessed more bloodshed in Egypt, a terrorist attack at a shopping mall in Kenya and a devastating typhoon in the Philippines. And in early September, we stood on the verge of military action in Syria. The ‘bright red line’ barring chemical weapons use had been crossed and more than 1,400 people, including many children, were killed. Weary as our citizenry is with war, many of us felt that there was no other option. And yet, war was averted and an international effort to destroy the stockpile began.

With all this going on, the U.S. and six other nations signed a preliminary deal with Iran to avert a nuclear weapons buildup. The events in Syria and Iran, along with Secretary of State Kerry’s determination to defuse the Israeli/Palestinian disputes, mark a hopeful shift in Middle East relations.

During this period of hope and fear, the looming threat of climate change was once again brought home. The Intergovernmental Panel on Climate Change released its latest report, “the most comprehensive and authoritative synthesis of scientific knowledge about global climate change ever generated,” according to John Holdren, a senior advisor to President Obama. Following the fourth warmest year on record, many of us suffered in the grip of the Polar Vortex, an ironic reminder that global warming will bring unexpected and unpredictable changes. Speaking in Indonesia, Secretary Kerry warned: “It will soon be too late for action to prevent the immense costs of doing nothing.”

In the end, investors attempt to read the economic future of the companies in which they invest, which can be influenced by disastrous war or weather. But at least for now, these trends are not dramatically curtailing growth, and a number of areas indicate pretty good news for the economy at large.

THE WAY YOU INVEST MATTERS®

In January, according to the Bureau of Labor Statistics, unemployment rates dropped to 6.6%, the lowest level since October 2008. According to Calculated Risk, the Fed’s Household Debt Service Ratio, whether calculated with housing costs included or excluded, is at its lowest level in 30 years. We have also seen a continued gradual increase in housing prices. Housing expansion is a very important driver of the economy because when people buy houses they also buy furniture and appliances. While the recovery is not complete, the trend is comforting and greater discretionary spending is good for corporate growth. These are but a few of the reasons behind the stock market’s strength of late.

The period also included two opportunities to reflect on how far we have come and what we can achieve when we unite against suffering and injustice. On August 28, we commemorated the 50th anniversary of the Reverend Dr. Martin Luther King, Jr.’s “I Have a Dream” speech. Though the struggle continued, that speech marked a turning of the tide for many Americans.

Then in December, the world paused to praise and to remember the great Nelson Mandela. In many ways, the passion I carry for the field of responsible investing was shaped by the period between 1971, when the board of General Motors was asked by the Episcopal Church to close its factories in South Africa, to 1994 when Mandela was elected President. During those years investors in America put pressure on South Africa’s government through a combination of divestment and shareholder activism. These actions helped to transform South Africa, and they also had a transformative effect here at home, galvanizing a new force for change — socially responsible investing. In this report, we mark the 20th anniversary of the Domini Social Equity Fund’s first shareholder proposal.

In just six short months: The 50th anniversary of the “I Have a Dream” speech celebrated by a black American President; Our first female Fed Chair; An intentional shutdown of the U.S. government; Dramatic reminders that the human race is altering our climate, placing all life at risk; and the passing of one of the twentieth century’s most inspirational leaders, whose life taught us that the impossible is possible.

This was a poignant period for me, and a time for reflection on what can and must be done to secure our children’s future. The civil rights era was a formative period, and the lessons learned in the struggle for freedom in South Africa and the remarkable gentle man who emerged from jail to lead that nation forward shaped my professional life.

As always, thank you for your commitment to responsible investing and for your investment with us.

Very truly yours,

Amy Domini

amy@domini.com

THE WAY YOU INVEST MATTERS®

DOMINI NEWS

Introducing the New Domini.com

This winter, Domini was proud to unveil our brand new website at www.Domini.com. With an improved layout and a new user-friendly interface, shareholders should find our new site simpler to use and full of helpful information.

The Domini Insights section of our new site features the new Domini Blog, a regular column written by CEO and Founder Amy Domini, and a multitude of articles and reports written and published by Domini staff to help educate investors, policymakers and the general public about the benefits of responsible investing and greater corporate social responsibility.

Visit our Responsible Investing section to learn more about how we choose our investments and how the Domini Funds are advancing human rights and environmental sustainability.

We hope you will take the time to visit our new website and explore how your investment in the Domini Funds is making a difference. We look forward to receiving your feedback.

De-militarizing Amazon.com

In November, we wrote a letter to Jeff Bezos, Founder and CEO of Amazon.com, raising concerns about the company’s participation in the militarization of the civilian firearms market after we discovered semi-automatic weapon accessories being sold on Amazon that could help gun owners increase the firepower of their weapons. Our letter was signed by 33 institutional investors managing $490 billion, and was covered by Reuters in December.

In a recent conversation with Amazon executives we learned that our letter was taken quite seriously. Most of the products we identified have been removed from Amazon.com and added to the company’s list of prohibited items. The third-party sellers have been notified that they may no longer offer these items for sale on Amazon. We will continue to engage Amazon to ensure that they are doing everything they can to avoid becoming a marketplace for assault weapons.

THE WAY YOU INVEST MATTERS®

CELEBRATING TWENTY YEARS OF SHAREHOLDER ACTIVISM

At a Goldman Sachs* annual meeting, time was set aside for shareholders to ask questions. A man approached the microphone and announced that he was a guest, not a shareholder, and wondered if he could ask a question. “No,” CEO Lloyd Blankfein quickly responded, “only shareholders can ask questions.” In the corporate world, generally only shareholders have a voice. Shareholder activism provides us with the tools to open up this world to those that are affected by corporate activities.

For the past twenty years, your investment in the Domini Funds has enabled conversations with executives at some of the largest corporations in the world on a wide range of social and environmental issues. As a Domini Funds investor, you can take credit for helping to convince JPMorgan Chase* to hire its first Director of Environmental Affairs and to adopt comprehensive environmental policies. After a five year campaign, you helped convince Emerson Electric to ban discrimination against its gay and lesbian employees. You have helped convince numerous companies to measure their environmental impacts and to adopt strong protections for vulnerable workers in factories around the world.

Since our first shareholder resolution was submitted in 1993, Domini has filed more than 240 proposals at 95 different corporations. The use of social, environmental and governance standards to select investments, combined with a shareholder activism program to help move them further in the right direction, has proven to be a powerful vehicle for change.

Below we discuss some of the ways that the Domini Funds have helped change corporate practices over the past twenty years. Over the course of 2014 and beyond, we look forward to sharing more success stories about how your investments have worked for positive change.

WHAT IS A SHAREHOLDER RESOLUTION?

Shareholder resolutions are proposals that are submitted and voted on by shareholders (i.e. the owners) of a corporation.

Corporations conduct annual meetings where shareholders elect the board of directors and vote on various governance matters. Shareholders may also place their own proposals on the ballot. These proposals may request that a company adopt labor rights protections for factory workers in its global supply chain, for example, or take specific steps to address climate change.

If a proposal is printed in the corporate proxy statement and is put to a vote, the proponent is given an opportunity to make a brief speech at the annual meeting, and the company has an opportunity to respond.

THE WAY YOU INVEST MATTERS®

Getting on the Agenda

In 2009, we traveled to North Carolina to present our human rights proposal at the annual meeting for Nucor, the largest producer — and recycler — of steel in America. It was a small meeting, where the CEO referred to shareholders by name and pointed out former board members in the audience. It was clear that it was his show, and he used the meeting, which was broadcast live online, to promote Nucor and his leadership. But for the five minutes we had to present our proposal, attention turned from profit and loss to human rights. We spoke about Nucor’s purchases of Brazilian pig-iron, a product that has been linked to slavery and illegal deforestation, and questioned whether Nucor was doing enough to ensure that they were not purchasing the product of slave labor. Within six months, we reached agreement with management on a strong set of new human rights policies.

From time to time, we have offered affected stakeholders the opportunity to attend meetings as our representatives and to speak for themselves. In 2005, a resident of Canada’s Boreal region spoke as our representative at the L Brands annual meeting, the parent company of Victoria’s Secret, about the dramatic environmental impact of the company’s paper-purchasing policies. Company executives told us that her moving speech was a factor in their decision to adopt more responsible environmental practices.

Usually companies would prefer not to see these issues raised at their annual meetings, and they are often willing to negotiate to see if agreement can be reached to withdraw the proposal. In addition, shareholder support has risen substantially in recent years. While we once celebrated a 10% vote, votes of 20-30% are now common as many large investors have come around to our way of thinking.

A significant vote on a shareholder proposal can often be sufficient to move the needle. For example, when our proposal asking Verizon Communications to disclose its political contributions received a 33% vote, the company acceded to our request. After several years, AT&T finally agreed to match Verizon’s commitment when our proposal received a 39% vote at its 2012 annual meeting. We continue to press them to expand these disclosures.

The Importance of Transparency

Over the past twenty years, we have seen dramatic changes in how companies address working conditions in their global supply chains. In the late 1990s, it was still possible to hear company executives tell us that they had no responsibility for these factories, because they did not own them. Today, corporate executives ask for advice on how to solve intractable issues like excessive working hours and recurring safety violations. The old denials have largely fallen by the wayside.

THE WAY YOU INVEST MATTERS®

How can we ensure that companies pay sufficient attention to working conditions in the factories and farms that produce their products? Quality public reporting can help to ensure accountability, by allowing investors and others to monitor corporate progress over time.

In 2002, we had good information that Gap was a leader in protecting the rights of workers in its global supply chain, but there was no publicly available data to allow us to evaluate these efforts. Our shareholder proposal changed all of that, resulting in an agreement by Gap to produce a transparent report discussing working conditions in its suppliers’ factories. That report was the first time an apparel company had publicly reported on these issues, and it received worldwide media attention. Soon, other companies, including Hewlett-Packard and Nike, began to report this information, building on Gap’s model.

Domini has been pleased to serve as a member of Gap’s “Public Reporting Working Group” (PRWG), advising the company on each of its subsequent reports, each of which includes a statement from the PRWG. The company has repeatedly told us that the process of preparing these reports has helped it to improve its performance and do a better job of protecting workers’ rights.

A Catalyst for Change

Just as our actions can have ripple effects throughout an industry, we also look for opportunities to catalyze progress at key companies. Over the past few years, Apple has been making unwelcome headlines for labor conditions at Foxconn*, a key Chinese supplier to the global electronics industry and the manufacturer of many Apple products.

But Apple was not in the headlines back in 2005 when we first wrote to Steve Jobs, asking how the company ensures that its supply chain is free of child labor and other abusive working conditions. Our shareholder proposal kept the issue on the table through detailed negotiations with Apple executives. We ultimately reached agreement when Apple adopted its first code of conduct applying labor and environmental standards to all factories manufacturing its products, including strong language we proposed on forced labor and union rights. This engagement led to an ongoing dialogue with the company that continues to this day.

The Walt Disney Company provides one case study of how corporations have changed over the past twenty years to embrace sustainability goals. Our engagement with the company began in 1996, in partnership with other investors affiliated with the Interfaith Center on Corporate Responsibility (ICCR), focusing on sweatshops. This dialogue led to the creation of the company’s International Labor Standards program and significant enhancements to the company’s factory monitoring. We even

THE WAY YOU INVEST MATTERS®

visited Disney supplier factories to provide our feedback, as trust between the company and the shareholder coalition solidified. We have raised numerous issues with the company over the years and have witnessed dramatic changes. Disney now publishes a comprehensive sustainability report with clear social and environmental goals.

A Meeting of the Minds

The shareholder proposal is not an end in itself. It is an effective tool to promote dialogue, and dialogue is where the work really gets done. By 2003, overproduction and falling prices led to a crisis in the coffee market, leaving millions of farmers unable to feed, clothe and educate their families. Fair Trade certification guarantees farmers a minimum price for their coffee, protecting farmers from fluctuating market prices and allowing them to plan for the future.

At that time, Procter & Gamble was one of the world’s largest coffee roasters, and the owner of the Folgers brand (it has since spun off its coffee business). The company was not opposed to lending assistance to farmers, but it also was not convinced that Fair Trade was the right solution. It took a series of meetings to finally convince the company that Fair Trade made sense and was a necessary corrective to a clear market failure. After months of dialogue with an investor group co-led by Domini, Procter & Gamble offered its first line of Fair Trade Certified® coffee.

Corporations may seem like large monolithic entities, but it often takes a human connection to make progress on these issues. Ultimately, we succeeded with Procter & Gamble — as we have with other companies — because a key executive was willing to seriously listen to our concerns with an open mind.

A Global Reach

As the world has changed over the past twenty years, so has Domini. We offered our first mutual fund investing in foreign companies in 2005. Today, the Domini International Social Equity Fund invests in companies based in Europe, the Pacific-Asia region and throughout the world, offering us new opportunities for engagement. Although it is generally not possible to file shareholder proposals outside of the United States, we have exercised influence through letter-writing, direct dialogue and proxy voting.

In 2006, our research uncovered a link between Toyota Motor* and the Burmese military regime, through a Toyota affiliate. Although we have never invested in Toyota, we took action nonetheless. Our three-year engagement, in partnership with Toyota shareholders, ultimately resulted in Toyota’s partner ending its relationship with the military regime. We

THE WAY YOU INVEST MATTERS®

also regularly participate in investor dialogues with companies operating in conflict zones, including Syria and Sudan, although these companies are generally excluded from our Funds by our human rights standards.

We have always taken a strong stand on board diversity, voting against all-white, male boards. Japan ranks lowest in the world on board diversity, where only 1.1% of corporate directors are female. In response to this serious problem, each year for the past several years, the Domini International Social Equity Fund has voted against the board for virtually every Japanese company in its portfolio, and we have written letters to these companies to explain the reason for our vote.

Our Current Priorities

Currently, we are working to encourage companies to adopt more stringent policies to protect forests around the world, to disclose their political contributions, and to take greater responsibility for worker health and safety in Bangladesh. We are speaking with several energy companies about their efforts to reduce methane emissions in their operations, a potent greenhouse gas. We also submitted a brand new proposal to Google, asking for a policy to ensure that the company carefully considers the impact of its tax practices around the world on employees and communities. The company has been at the center of a global debate about corporate tax avoidance.

2014 SHAREHOLDER PROPOSALS
Shareholder proposals are generally submitted in the Fall, to be voted at corporate annual meetings in the Spring. Here is a look at the proposals filed by Domini this year:
Companies	Issues
Kraft Foods Group, Mondelēz International, PepsiCo	Forestry practices
Google	Corporate tax avoidance
AT&T, JetBlue Airways	Political contributions disclosure
Verizon Communications, United Parcel Service†	Political lobbying disclosure
Chipotle Mexican Grill†	Sustainability reporting
PNC Financial Services†	Coal financing
Energen†, Pioneer Natural Resources†	Methane emissions

†Domini is playing a supporting role in these engagements

THE WAY YOU INVEST MATTERS®

It Takes a Village

We would be remiss if we failed to acknowledge that we frequently collaborate with other investors and NGOs in these efforts. Many of the achievements noted above were products of these important partnerships.

*  *  *

Archimedes, the ancient Greek scientist, once remarked, “Give me a lever and a place to stand and I will move the earth.” For the past twenty years, we have provided “a place to stand” for our mutual fund shareholders, finding as many ways as possible to amplify your voice on some of the most pressing challenges of our time. We thank you for your investment and look forward to another twenty years of transformative change.

*Companies marked with an asterisk are not currently eligible for investment by the Domini Funds.

The holdings discussed above can be found in the portfolios of the Domini Funds, included herein. The composition of the Funds’ portfolios is subject to change.

An investment in the Domini Social Equity Fund and the Domini International Social Equity Fund is subject to market risks such as sector concentration and style risk. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The preceding should not be deemed an offer to sell or a solicitation of an offer to buy the stocks or bonds of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

This material must be preceded or accompanied by a current prospectus. DSIL Investment Services LLC, Distributor. 03/14

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DOMINI SOCIAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2014 about the ten largest holdings of the Domini Social Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Microsoft Corp	4.2%	Fifth Third Bancorp	2.4%
Eli Lilly & Co	3.1%	DIRECTV	2.3%
Apache Corp	2.7%	Southwest Airlines Co	2.3%
Oracle Corp	2.7%	Kroger Co/The	2.3%
Celgene Corp	2.4%	Apple Inc	2.3%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Domini Social Equity Fund’s Portfolio of Investments (as of 1/31/14), included herein. The composition of the Fund’s portfolio is subject to change.

DOMINI SOCIAL EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Class A shares (with 4.75% maximum Sales Charge)[1]	Class A shares (without Sales Charge)[1]	Institutional shares[2]	Class R shares[3]	S&P 500
As of 1/31/14	1 Year	23.19%	17.45%	23.31%	23.73%	23.60%	21.52%
	5 Year	19.51%	18.45%	19.60%	20.06%	19.96%	19.19%
	10 Year	5.59%	5.08%	5.59%	5.59%	5.95%	6.83%
	Since Inception (6/3/91)	8.37%	8.14%	8.37%	8.37%	8.53%	9.14%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.24% (Investor shares), 1.74% (Class A shares), 0.81% (Institutional shares), and 0.90% (Class R shares) of net assets representing each share class, respectively. Until 11/30/14, the Fund’s Manager has contractually agreed to limit certain ordinary expenses to 1.25% (Investor shares), 1.18% (Class A shares), 0.80% (Institutional shares) and 0.90% (Class R shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Fund’s Board. The Fund’s total returns may have been lower without these limits.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to market risks such as sector concentration and style risk. You may lose money.

The Standard & Poor’s 500 (S&P 500) Index is an unmanaged index of common stocks. You cannot invest directly in an index.

1Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but does, where noted, reflect an adjustment for the maximum applicable sales charge of 4.75%.

2Institutional shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

3Reflects the performance of the Investor shares prior to November 28, 2003, the date the Class R shares were first offered. This earlier performance has not been adjusted to take into account the lower expenses applicable to Class R shares.

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2014 (Unaudited)

SECURITY	SHARES	VALUE

Common Stocks – 99.3%
Consumer Discretionary – 15.6%
Amazon.com Inc (a)	29	$10,402
AutoZone Inc (a)	29,800	14,752,788
Best Buy Co Inc	866	20,386
Brinker International Inc	51,300	2,480,868
Buckle Inc/The	43,100	1,910,192
Chipotle Mexican Grill Inc (a)	5,835	3,220,687
Coach Inc	345,633	16,552,364
DIRECTV (a)	299,900	20,822,056
FUJIFILM Holdings Corp ADR	92,900	2,707,106
Fossil Group Inc (a)	53,900	6,027,637
Gap Inc/The	400,045	15,233,714
Home Depot Inc/The	218	16,753
JC Penney Co Inc (a)	1,546	9,152
Johnson Controls Inc	283	13,052
Kohl’s Corp	349,900	17,715,437
L Brands Inc	219	11,467
Lowe’s Cos Inc	364	16,850
Macy’s Inc	48,700	2,590,840
McDonald’s Corp	101	9,511
NIKE Inc Cl B	188	13,696
Nordstrom Inc	51,400	2,952,930
PetSmart Inc	118,400	7,459,200
priceline.com Inc (a)	4,700	5,380,983
Scholastic Corp	316	10,425
Scripps Networks Interactive Inc Cl A	246,200	17,854,423
Staples Inc	666	8,765
Starbucks Corp	207	14,722
TJX Cos Inc/The	37,500	2,151,000
Target Corp	181	10,252
Tiffany & Co	152	12,645
TripAdvisor Inc (a)	28,200	2,176,758
Walt Disney Co/The	242	17,572

		142,184,633

Consumer Staples – 8.2%
Avon Products Inc	374	5,569
Coca-Cola Co/The	292	11,043
Costco Wholesale Corp	120	13,483
Delhaize Group SA ADR	64,200	4,107,516
Green Mountain Coffee Roasters Inc	23,700	1,919,700
JM Smucker Co/The	179,200	17,273,088

SECURITY	SHARES	VALUE

Consumer Staples (Continued)
Kellogg Co	224,200	$12,999,116
Kimberly-Clark Corp	21,641	2,366,876
Koninklijke Ahold Sp Adr	635,700	10,603,476
Kraft Foods Group Inc	223	11,674
Kroger Co/The	573,130	20,689,993
Mondelez International Inc Cl A	265	8,679
PepsiCo Inc	161	12,938
Procter & Gamble Co / The	155	11,876
Safeway Inc	148,900	4,651,636
Whole Foods Market Inc	248	12,960

		74,699,623

Energy – 6.1%
ARC Resources Ltd	380	9,901
Apache Corp	305,191	24,494,630
Concho Resources Inc (a)	100	9,779
EQT Corp	115,500	10,719,555
Ensco PLC Cl A	90,400	4,553,448
National Oilwell Varco Inc	120	9,001
Noble Energy Inc	170	10,596
Oil States International Inc (a)	171,000	16,065,450
Penn West Petroleum Ltd	915	6,835
Pioneer Natural Resources Co	88	14,900
Southwestern Energy Co (a)	287	11,678

		55,905,773

Financials – 19.7%
American Express Co	191	16,239
Apollo Investment Corp	976,300	8,239,972
Brandywine Realty Trust	164,600	2,345,550
Discover Financial Services	97,200	5,214,780
Fifth Third Bancorp	1,030,400	21,659,008

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

SECURITY	SHARES	VALUE

Financials (Continued)
Hartford Financial Services Group Inc/The	610,600	$20,302,450
ING Groep NV ADR (a)	281,100	3,713,331
KeyCorp	333,200	4,251,632
Kimco Realty Corp	822,900	17,206,839
Lincoln National Corp	134,700	6,469,641
MFA Financial Inc	927,600	6,762,204
MetLife Inc	119,100	5,841,855
PNC Financial Services Group Inc/The	208,090	16,622,229
Piedmont Office Realty Trust Inc Cl A	792,200	13,205,974
Prudential Financial Inc	188,500	15,907,515
Retail Properties of America Inc Cl A	461,500	6,087,185
State Street Corp	70,700	4,733,365
Symetra Financial Corp	145,300	2,782,495
US Bancorp/MN	346	13,747
Unum Group	556,700	17,925,740

		179,301,751

Health Care – 10.8%
Becton Dickinson and Co	128	13,839
Biogen Idec Inc (a)	12,300	3,845,472
CareFusion Corp (a)	428,700	17,478,099
Celgene Corp (a)	146,300	22,227,359
Eli Lilly & Co	521,300	28,155,413
Gilead Sciences Inc (a)	98,900	7,976,285
Hospira Inc (a)	56,100	2,468,961
Mylan Inc/PA (a)	146,800	6,666,188
Shire PLC ADR	62,500	9,351,250

		98,182,866

Industrials – 8.6%
3M Co	122,315	15,679,560
AGCO Corp	161,200	8,596,796
Brink’s Co/The	98,900	3,129,196
Cummins Inc	83	10,539
Deere & Co	58,300	5,011,468
Dun & Bradstreet Corp / The	154,000	16,940,000
Energizer Holdings Inc	55,000	5,197,500
First Solar Inc (a)	358	18,108
Herman Miller Inc	422	11,829

SECURITY	SHARES	VALUE

Industrials (Continued)
Interface Inc	692	$14,497
JetBlue Airways Corp (a)	1,688	14,787
RR Donnelley & Sons Co	629	11,618
Rockwell Automation Inc	25,100	2,882,484
Southwest Airlines Co	988,954	20,718,586
United Parcel Service Inc Cl B	131	12,475

		78,249,443

Information Technology – 19.1%
Advanced Micro Devices Inc (a)	3,150	10,805
Apple Inc	40,990	20,519,594
Applied Materials Inc	762	12,817
Cisco Systems Inc	504	11,043
EMC Corp/MA	373	9,042
F5 Networks Inc (a)	31,800	3,402,600
Google Inc Cl A (a)	3,216	3,798,000
Hewlett-Packard Co	840	24,360
Infosys Ltd ADR	38,600	2,261,188
Intel Corp	90,341	2,216,968
International Business Machines Corp	72,452	12,800,819
MasterCard Inc Cl A	224,700	17,005,296
Mentor Graphics Corp	96,200	2,000,960
Microsoft Corp	1,006,239	38,086,145
Motorola Solutions Inc	201	12,824
NVIDIA Corp	793,500	12,457,950
NetApp Inc	125,300	5,305,202
NeuStar Inc Cl A (a)	46,300	1,569,107
Oracle Corp	662,800	24,457,319
Power Integrations Inc	260	15,400
QUALCOMM Inc	61,300	4,549,686
SanDisk Corp	76,400	5,313,620
SunPower Corp (a)	1,124	36,373
Symantec Corp	141,700	3,033,797
Texas Instruments Inc	300	12,720
United Microelectronics Corp ADR	2,529,500	5,109,590

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

SECURITY	SHARES	VALUE

Information Technology (Continued)
Western Digital Corp	112,400	$9,685,508
Xerox Corp	1,209	13,118
Yahoo! Inc (a)	649	23,377

		173,755,228

Materials – 3.3%
Domtar Corp	101,900	10,945,079
International Paper Co	302	14,417
MeadWestvaco Corp	329	11,867
Nucor Corp	230	11,121
Packaging Corp of America	106,000	6,847,600
Sealed Air Corp	414,100	12,915,779

		30,745,863

Telecommunication Services – 5.6%
AT&T Inc	63,535	2,116,986
CenturyLink Inc	213,400	6,158,724
Frontier Communications Corp	1,720,800	8,087,760
KT Corp ADR (a)	718,200	10,162,530
Rogers Communications Inc Cl B	75,200	3,161,408
TELUS Corp	63,700	2,222,493
Telecom Corp of New Zealand Ltd ADR	321,100	3,027,973
Verizon Communications Inc	343,163	16,478,687

		51,416,561

SECURITY	SHARES	VALUE

Utilities – 2.3%
Avista Corp	83,300	$2,401,539
Energen Corp	262,087	18,534,793

		20,936,332

Total Common Stocks – 99.3% (Cost $757,491,189) (b)		905,378,073

Other Assets, less liabilities – 0.7%		5,995,248

Net Assets – 100.0%		$911,373,321

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $758,258,805. The aggregate gross unrealized appreciation is $161,222,240 and the aggregate gross unrealized depreciation is $14,102,972, resulting in net unrealized appreciation of $147,119,268.

ADR — American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

THIS PAGE INTENTIONALLY LEFT BLANK

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2014 about the ten largest holdings of the Domini International Social Equity Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Shire PLC	2.2%	Merck KGaA	1.7%
BT Group PLC	2.1%	Persimmon PLC	1.6%
Next PLC	2.0%	J Sainsbury PLC	1.5%
Deutsche Post AG	1.9%	TeliaSonera AB	1.5%
FUJIFILM Holdings Corp	1.8%	AXA SA	1.5%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

*Other countries include Denmark (0.9%), Russia (0.8%), South Korea (0.7%), Poland (0.6%), Ireland (0.6%), United States (0.5%), New Zealand (0.5%), Indonesia (0.2%), and Taiwan (0.1%).

The holdings mentioned above are described in the Domini International Social Equity Fund’s Portfolio of Investments (as of 1/31/14), included herein. The composition of the Fund’s portfolio is subject to change.

DOMINI INTERNATIONAL SOCIAL EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Class A shares (with 4.75% maximum Sales Charge)[1]	Class A shares (without Sales Charge)[1]	Institutional shares[2]	MSCI EAFE
As of 1/31/14	1 Year	15.30%	9.90%	15.38%	15.84%	12.39%
	5 Year	15.90%	14.84%	15.96%	15.90%	14.37%
	Since Inception (12/27/06)	-0.01%	-0.69%	-0.01%	-0.01%	1.78%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.68% (Investor shares), 2.13% (Class A shares), and 1.25% (Institutional shares) of net assets representing each share class, respectively. Until 11/30/14, the Fund’s Manager has contractually agreed to limit certain ordinary expenses to 1.60% (Investor shares), 1.57% (Class A shares), and 1.27% (Institutional shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Fund’s Board. The Fund’s total return may have been lower without this limit.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini International Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to market risks such as sector concentration and style risk. You may lose money.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation and periods of illiquidity. These risks are magnified in emerging markets.

The MSCI EAFE Index is an unmanaged index of common stocks. You cannot invest directly in an index.

1Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but, where noted, does reflect an adjustment for the maximum applicable sales charges of 4.75%.

2Institutional shares were not offered prior to November 30, 2012. All performance information for time periods beginning prior to November 30, 2012, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2014 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stock – 96.0%
Australia – 5.0%
Arrium Ltd	Materials	1,574,522	$2,136,213
Flight Centre Travel Group Ltd	Consumer Services	62,882	2,604,420
GPT Group	Real Estate	164,311	517,534
National Australia Bank Ltd	Banks	47,289	1,371,883
REA Group Ltd	Media	84,482	2,996,333
Sonic Healthcare Ltd	Health Care Equipment & Services	23,508	338,632
Suncorp Group Ltd	Insurance	214,182	2,276,122

			12,241,137

Austria – 1.8%
EVN AG	Utilities	73,053	1,137,856
Voestalpine AG	Materials	72,190	3,236,462

			4,374,318

Belgium – 1.4%
D’ieteren SA/NV	Retailing	21,575	1,034,326
Delhaize Group SA	Food & Staples Retailing	9,520	612,511
KBC Groep NV	Banks	30,705	1,815,914

			3,462,751

Brazil – 0.9%
Banco do Brasil SA	Banks	244,800	2,111,600

			2,111,600

China – 1.1%
Agile Property Holdings Ltd	Real Estate	1,174,000	1,076,509
Beijing Capital International Airport Co Ltd Cl H	Transportation	492,000	374,475
Byd Co Ltd Cl H (a)	Automobiles & Components	3,000	14,295
Shimao Property Holdings Ltd	Real Estate	257,500	561,772
SOHO China Ltd	Real Estate	1,017,000	812,049

			2,839,100

Denmark – 0.9%
Pandora A/S	Consumer Durables & Apparel	7,470	427,559
Rockwool International A/S Cl B	Capital Goods	6,669	1,208,897
Vestas Wind Systems A/S (a)	Capital Goods	21,245	698,804

			2,335,260

Finland – 1.4%
Neste Oil OYJ	Energy	171,045	3,056,282
Nokia OYJ (a)	Technology Hardware & Equipment	74,549	517,243

			3,573,525

France – 9.5%
AXA SA	Insurance	140,793	3,702,396
BNP Paribas SA	Banks	31,892	2,470,808

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France (Continued)
Cap Gemini SA	Software & Services	11,500	$784,256
Carrefour SA	Food & Staples Retailing	11,010	379,429
Ciments Francais SA	Materials	10,703	846,382
CNP Assurances	Insurance	108,812	2,132,110
Credit Agricole SA (a)	Banks	196,212	2,642,578
Natixis	Banks	352,725	2,076,288
Orange SA	Telecommunication Services	255,262	3,158,688
Renault SA	Automobiles & Components	2,671	233,264
SCOR SE	Insurance	52,494	1,703,227
Societe Generale SA	Banks	57,581	3,267,549

			23,396,975

Germany – 7.7%
Allianz SE	Insurance	20,371	3,400,949
Continental AG	Automobiles & Components	15,095	3,251,930
Deutsche Post AG	Transportation	131,940	4,567,405
HeidelbergCement AG	Materials	18,921	1,409,755
Merck KGaA	Pharma, Biotech & Life Sciences	26,675	4,142,243
Muenchener Rueckversicherungs AG	Insurance	6,942	1,433,735
United Internet AG	Software & Services	20,996	917,945

			19,123,962

Hong Kong – 2.6%
Great Eagle Holdings Ltd	Real Estate	252,998	830,858
Hysan Development Co Ltd	Real Estate	301,000	1,190,076
Swire Pacific Ltd Cl A	Real Estate	82,000	886,024
Wharf Holdings Ltd	Real Estate	239,000	1,631,336
Wheelock & Co Ltd	Real Estate	470,471	1,908,592

			6,446,886

India – 1.7%
Dr Reddy’s Laboratories Ltd	Pharma, Biotech & Life Sciences	21,835	908,633
Hero MotoCorp Ltd	Automobiles & Components	17,744	560,640
Infosys Ltd ADR	Software & Services	38,100	2,231,898
Wipro Ltd ADR	Software & Services	32,600	421,844

			4,123,015

Indonesia – 0.2%
Telekomunikasi Indonesia Persero Tbk PT	Telecommunication Services	2,092,500	389,880

			389,880

Ireland – 0.6%
Irish Bank Resolution Corp Ltd/Old (a)(c)	Banks	138,674	0
Smurfit Kappa Group PLC	Materials	60,293	1,414,762

			1,414,762

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan – 19.5%
Asahi Glass Co Ltd	Capital Goods	65,000	$372,849
Central Japan Railway Co	Transportation	17,600	1,953,542
Dai Nippon Printing Co Ltd	Commercial & Professional Services	351,000	3,527,724
Daiichi Sankyo Co Ltd	Pharma, Biotech & Life Sciences	145,900	2,464,928
Daiwa House Industry Co Ltd	Real Estate	128,000	2,464,990
Fast Retailing Co Ltd	Retailing	48	17,937
FUJIFILM Holdings Corp	Technology Hardware & Equipment	145,923	4,331,116
Honda Motor Co Ltd	Automobiles & Components	19,760	754,284
Ibiden Co Ltd	Technology Hardware & Equipment	92,100	1,717,647
Kawasaki Kisen Kaisha Ltd	Transportation	774,000	1,844,212
Konica Minolta Inc	Technology Hardware & Equipment	241,500	2,585,851
MS&AD Insurance Group Holdings	Insurance	87,400	2,067,057
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	379,000	1,731,764
Nissan Motor Co Ltd	Automobiles & Components	55,800	484,218
Nisshin Seifun Group Inc	Food & Beverage	204,150	2,053,811
Nisshin Steel Holdings Co Ltd	Materials	72,800	785,214
Nomura Holdings Inc	Diversified Financials	202,500	1,439,550
NTN Corp (a)	Capital Goods	5,300	23,334
ORIX Corp	Diversified Financials	87,000	1,356,376
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	104,400	3,220,497
Ricoh Co Ltd	Technology Hardware & Equipment	61,000	652,557
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	11,600	589,185
Seiko Epson Corp	Technology Hardware & Equipment	29,000	768,044
Seino Holdings Co Ltd	Transportation	226,693	2,173,906
Sony Corp	Consumer Durables & Apparel	90,100	1,436,511
T&D Holdings Inc	Insurance	61,200	759,112
Tokyo Gas Co Ltd	Utilities	79,000	396,607
Toppan Printing Co Ltd	Commercial & Professional Services	389,451	2,886,944
Toray Industries Inc	Materials	1,394	9,254
Toyo Seikan Group Holdings Ltd	Materials	120,300	2,179,874
Yamazaki Baking Co Ltd	Food & Beverage	89,000	967,799

			48,016,694

Netherlands – 4.4%
Aegon NV	Insurance	168,472	1,473,801
ING Groep NV (a)	Diversified Financials	252,861	3,355,399
Koninklijke Philips NV	Capital Goods	65,203	2,272,099
Randstad Holding NV	Commercial & Professional Services	57,805	3,673,533

			10,774,832

New Zealand – 0.5%
Telecom Corp of New Zealand Ltd	Telecommunication Services	635,004	1,206,865

			1,206,865

Norway – 3.0%
DNB ASA	Banks	125,145	2,111,035
Fred Olsen Energy ASA	Energy	60,254	2,171,721

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Norway (Continued)
Orkla ASA	Food & Beverage	306,148	$2,372,863
Seadrill Ltd	Energy	18,569	664,555

			7,320,174

Poland – 0.6%
Polskie Gornictwo Naftowe i Gazownictwo SA	Energy	1,023,677	1,503,569

			1,503,569

Russia – 0.8%
VimpelCom Ltd ADR	Telecommunication Services	205,500	1,991,295

			1,991,295

South Africa – 1.4%
MTN Group Ltd	Telecommunication Services	192,778	3,408,772
Sanlam Ltd	Insurance	2,531	10,807

			3,419,579

South Korea – 0.7%
KB Financial Group Inc	Banks	11,850	411,847
KT Corp	Telecommunication Services	45,350	1,304,975

			1,716,822

Spain – 2.1%
Amadeus IT Holding SA Cl A	Software & Services	9,970	394,679
Banco Santander SA	Banks	41,604	359,634
Banco Santander SA Rights (a)(c)	Banks	82,345	16,554
Bankinter SA	Banks	155,439	1,164,424
Gamesa Corp Tecnologica SA (a)	Capital Goods	130,462	1,433,867
Sacyr SA (a)	Capital Goods	365,027	1,864,178

			5,233,336

Sweden – 5.9%
Atlas Copco AB Cl A	Capital Goods	440	11,964
Hennes & Mauritz AB Cl B	Retailing	277	11,950
Holmen AB Cl B	Materials	13,940	482,327
Investor AB Cl B	Diversified Financials	60,278	1,953,957
Skandinaviska Enskilda Banken AB Cl A	Banks	115,521	1,492,939
SKF AB Cl B	Capital Goods	385	10,216
Svenska Cellulosa AB SCA Cl B	Household & Personal Products	91,321	2,601,718
Telefonaktiebolaget LM Ericsson Cl B	Technology Hardware & Equipment	55,179	674,333
TeliaSonera AB	Telecommunication Services	500,933	3,719,769
Trelleborg AB Cl B	Capital Goods	181,457	3,625,703

			14,584,876

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Switzerland – 5.4%
Aryzta AG	Food & Beverage	25,919	$2,041,982
Baloise Holding AG	Insurance	17,225	2,063,615
Lindt & Spruengli AG	Food & Beverage	161	723,536
Novartis AG	Pharma, Biotech & Life Sciences	34,772	2,756,727
OC Oerlikon Corp AG	Capital Goods	60,240	951,175
Swiss Life Holding AG	Insurance	10,021	2,164,310
Swiss Re AG	Insurance	32,279	2,794,317

			13,495,662

Taiwan – 0.1%
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	804,000	327,730

			327,730

United Kingdom – 16.3%
3i Group PLC	Diversified Financials	405,603	2,489,041
Associated British Foods PLC	Food & Beverage	36,944	1,648,429
Barratt Developments PLC	Consumer Durables & Apparel	301,640	1,876,835
Berendsen PLC	Commercial & Professional Services	106,439	1,618,077
BG Group PLC	Energy	20,954	351,945
BT Group PLC	Telecommunication Services	830,409	5,231,032
Inchcape PLC	Retailing	82,192	790,209
J Sainsbury PLC	Food & Staples Retailing	660,589	3,744,390
Kingfisher PLC	Retailing	87,299	530,271
Marks & Spencer Group PLC	Retailing	1,781	13,783
Next PLC	Retailing	48,516	4,983,352
Persimmon PLC	Consumer Durables & Apparel	180,380	3,892,330
Shire PLC	Pharma, Biotech & Life Sciences	110,065	5,504,372
Taylor Wimpey PLC	Consumer Durables & Apparel	882,584	1,627,442
Travis Perkins PLC	Capital Goods	24,992	714,261
Unilever PLC	Food & Beverage	36,936	1,419,831
WM Morrison Supermarkets PLC	Food & Staples Retailing	934,905	3,685,991

			40,121,591

United States – 0.5%
Core Laboratories NV	Energy	7,200	1,288,224

			1,288,224

Total Common Stock (Cost $207,357,036)			236,834,420

Preferred Stock – 1.9%
Brazil – 1.3%
AES Tiete SA	Utilities	32,800	255,704
Cia Brasileira de Distribuicao Grupo Pao de Acucar	Food & Staples Retailing	61,700	2,379,544
Cia Paranaense de Energia	Utilities	51,100	587,213

			3,222,461

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Germany – 0.6%
Henkel AG & Co KGaA	Household & Personal Products	14,202	$1,539,447

			1,539,447

Total Preferred Stock (Cost $4,460,505)			4,761,908

Total Investments – 97.9% (Cost $211,817,541) (b)			241,596,328

Other Assets, less liabilities – 2.1%			5,172,816

Net Assets – 100.0%			$246,769,144

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $213,903,369. The aggregate gross unrealized appreciation is $35,399,527 and the aggregate gross unrealized depreciation is $7,706,568, resulting in net unrealized appreciation of $27,692,959.

(c) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

THIS PAGE INTENTIONALLY LEFT BLANK

DOMINI SOCIAL BOND FUND

Fund Performance and Holdings

The bar chart below provides information as of January 31, 2014 about the percentage of the Domini Social Bond Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

DOMINI SOCIAL BOND FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Institutional shares[1]	Barclays Capital Intermediate Aggregate Index
As of 1/31/14	1 Year	-0.39%	-0.09%	0.50%
	5 Year	3.48%	3.48%	4.46%
	10 Year	3.66%	3.66%	4.35%
	Since Inception (6/1/00)	4.76%	4.76%	5.49%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.24% (Investor shares) and 0.97% (Institutional shares) of net assets representing each share class, respectively. Until 11/30/14, the Fund’s Manager has contractually agreed to limit certain ordinary expenses to 0.95% (Investor shares) and 0.65% (Institutional shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Fund’s Board. The Fund’s total returns would have been lower without these limits.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Bond Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money.

The Domini Social Bond Fund is not insured and is subject to market risks, interest rate risks and credit risks. During periods of rising interest rates, bond funds can lose value. The Fund’s community development investments may be unrated and may carry greater risk than the Fund’s other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates these securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

The Barclays Capital Intermediate Aggregate (BCIA) Index is an unmanaged index of intermediate-duration fixed-income securities. You cannot invest directly in an index.

1Institutional shares were not offered prior to November 30, 2011. All performance information for time periods beginning prior to November 30, 2011, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations – 39.6%
Freddie Mac:
0.500%, 5/13/2016	$3,475,000	$3,480,876
0.875%, 3/7/2018	5,250,000	5,156,876
1.250%, 5/12/2017	2,775,000	2,807,642
1.750%, 9/10/2015	19,396,000	19,862,881
2.375%, 1/13/2022	17,625,000	17,243,331
U.S. Small Business Administration:
2013-10B1, 3.644%, 9/10/2023	1,500,000	1,556,793

Total U.S. Government Agency Obligations (Cost $49,708,664)		50,108,399

U.S. Government Agency Mortgage Securities – 39.1%
Fannie Mae:
190370, 6.000%, 6/1/2036	329,688	366,996
471235, 3.120%, 5/1/2022	1,251,262	1,277,053
745044, 4.500%, 8/1/2035	125,524	135,129
745327, 6.000%, 3/1/2036	885,708	990,145
889529, 6.000%, 3/1/2038	176,394	196,079
890248, 6.000%, 8/1/2037	67,800	75,945
890547, 4.000%, 11/1/2036	404,257	424,369
932441, 4.000%, 1/1/2040	1,092,085	1,145,818
932871, 3.000%, 1/1/2026	1,684,519	1,741,720
995082, 5.500%, 8/1/2037	274,621	303,144
AB1343, 4.500%, 8/1/2040	329,399	355,650
AB1763, 4.000%, 11/1/2030	72,689	77,404
AB2694, 4.500%, 4/1/2041	170,416	184,987
AB3274, 4.500%, 7/1/2041	671,787	722,545
AB4168, 3.500%, 1/1/2032	669,134	695,723
AB6472, 2.000%, 10/1/2027	355,648	348,054
AB6480, 2.500%, 10/1/2027	307,937	310,076
AB6644, 2.500%, 10/1/2027	1,031,663	1,038,830
AB7142, 2.500%, 12/1/2027	137,634	138,590
AB7158, 2.500%, 12/1/2027	192,325	193,662
AB7691, 3.500%, 1/1/2033	234,730	244,126
AB7707, 2.000%, 1/1/2028	166,340	163,048
AB7795, 2.500%, 2/1/2028	1,913,960	1,922,510
AB8428, 3.500%, 2/1/2033	464,117	482,687
AC5445, 5.000%, 11/1/2039	204,743	225,102
AC9564, 4.500%, 2/1/2040	137,815	148,542
AI7951, 4.500%, 8/1/2036	150,091	161,387
AL0005, 4.500%, 1/1/2041	155,613	167,271
AL0049, 6.000%, 12/1/2035	200,096	224,316
AL1627, 4.500%, 9/1/2041	486,104	522,133
AL2716, 2.000%, 12/1/2027	167,407	164,094
AL3041, 2.000%, 2/1/2028	45,671	44,767
AL3274, 3.000%, 5/1/2027	309,413	320,308
AL4042, 2.000%, 8/1/2028	2,006,235	1,966,529
AM0463, 2.720%, 9/1/2022	489,526	483,529
AM3110, 2.470%, 10/1/2019	1,335,576	1,357,552
AM3278, 2.850%, 5/1/2023	749,011	730,060

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Mortgage Securities (Continued)
AM3951, 3.220%, 7/1/2023	$107,232	$108,375
AM4253, 3.220%, 9/1/2020	1,856,188	1,930,616
AM4796, 3.300%, 12/1/2023	784,556	792,755
AM5146, 3.470%, 1/1/2024	504,000	514,334
AO3244, 3.500%, 8/1/2032	228,758	237,855
AP6368, 3.500%, 9/1/2032	222,280	231,117
AP9592, 3.500%, 10/1/2032	461,943	480,307
AP9623, 2.000%, 10/1/2027	174,995	171,531
AQ4497, 2.500%, 11/1/2027	107,601	108,349
AQ9956, 2.000%, 1/1/2028	77,726	76,188
AR1524, 2.000%, 1/1/2028	480,464	470,956
AR3040, 2.000%, 1/1/2028	324,889	318,459
AR6707, 2.000%, 2/1/2028	46,257	45,342
AR6867, 2.000%, 2/1/2028	998,365	978,607
AS0001, 2.000%, 7/1/2028	513,681	503,515
AS0338, 2.000%, 8/1/2028	340,760	334,016
FNR 2011-89 BT, 3.500%, 9/25/2026	500,000	501,453
FNR 2012-17 BC, 3.500%, 3/25/2027	368,000	371,369
MA0199, 4.000%, 10/1/2029	68,525	72,652
MA0481, 4.500%, 8/1/2030	672,523	725,978
MA0587, 4.000%, 12/1/2030	229,314	244,113
MA0804, 4.000%, 7/1/2031	186,588	198,521
MA0949, 3.500%, 1/1/2032	795,576	827,094
MA0976, 3.500%, 2/1/2032	238,512	247,961
MA1107, 3.500%, 7/1/2032	58,380	60,702
Freddie Mac:
A12413, 5.000%, 8/1/2033	74,853	81,839
A37619, 4.500%, 9/1/2035	519,169	557,166
A87874, 4.000%, 8/1/2039	141,609	148,222
A89148, 4.000%, 10/1/2039	225,537	236,220
A93996, 4.500%, 9/1/2040	142,560	152,949
A97047, 4.500%, 2/1/2041	159,052	170,667
D99439, 3.500%, 6/1/2032	168,408	174,674
E04075, 2.500%, 8/1/2027	590,368	593,518
FHR 3768 CB, 3.500%, 12/15/2025	343,000	352,329
FHR 3800 CB, 3.500%, 2/15/2026	383,000	393,330
FHR 3806 L, 3.500%, 2/15/2026	847,000	862,972
FHR 3877 LM, 3.500%, 6/15/2026	780,000	796,382
G01779, 5.000%, 4/1/2035	94,598	103,409
G01828, 4.500%, 4/1/2035	423,468	455,211
G01837, 5.000%, 7/1/2035	637,565	696,720
G01838, 5.000%, 7/1/2035	72,603	79,380
G02424, 5.500%, 12/1/2036	520,047	569,482
G04997, 5.000%, 1/1/2037	414,991	452,579
G05052, 5.000%, 10/1/2033	46,350	50,615
G06079, 6.000%, 7/1/2039	417,591	461,477
G06990, 5.500%, 8/1/2040	570,862	625,127
G08347, 4.500%, 6/1/2039	745,448	801,255
G08353, 4.500%, 7/1/2039	655,151	702,635
G08372, 4.500%, 11/1/2039	354,693	380,435
G14599, 2.500%, 11/1/2027	444,301	446,662

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Mortgage Securities (Continued)
G18469, 2.000%, 6/1/2028	$113,336	$110,971
G30614, 3.500%, 12/1/2032	667,748	691,904
J14244, 3.000%, 1/1/2026	295,623	305,365
J14245, 3.000%, 1/1/2026	162,170	167,540
J17791, 3.000%, 1/1/2027	645,705	666,537
J19620, 2.500%, 7/1/2027	76,291	76,807
J19638, 2.500%, 7/1/2027	91,815	92,436
J20118, 2.500%, 8/1/2027	346,341	348,684
J20729, 2.500%, 10/1/2027	293,024	294,646
J21439, 2.500%, 12/1/2027	1,341,559	1,349,869
J22831, 2.500%, 3/1/2028	545,261	548,142
J22836, 2.500%, 3/1/2028	645,278	648,679
J22862, 2.000%, 3/1/2028	55,125	53,975
J22899, 2.000%, 3/1/2028	199,535	195,371
J23427, 2.500%, 4/1/2028	343,010	344,985
J23429, 2.500%, 4/1/2028	280,881	282,370
J23430, 2.500%, 4/1/2028	388,763	390,818
J24561, 2.500%, 6/1/2028	1,005,845	1,012,359
Q00291, 5.000%, 4/1/2041	273,547	298,893
Q01807, 4.500%, 7/1/2036	265,338	284,877
Z40004, 6.000%, 8/1/2036	83,488	91,980
Ginnie Mae CMO:
2006-9 B, 5.210%, VR, 3/16/2037	196,751	203,941

Total U.S. Government Agency Mortgage Securities (Cost $48,986,579)		49,408,449

Corporate Obligations – 15.5%
3M Company, 1.375%, 9/29/2016	1,171,000	1,190,950
Agilent Technologies, Inc., 3.875%, 7/15/2023	530,000	519,072
American Express Credit, 2.375%, 3/24/2017	1,171,000	1,210,457
American Tower Corp., 3.500%, 1/31/2023	281,000	266,588
American Tower Corp., 5.000%, 2/15/2024	437,000	460,944
Analog Devices, 3.000%, 4/15/2016	333,000	347,161
AT+T Inc, 2.375%, 11/27/2018	500,000	504,614
Best Buy Co. Inc., 5.000%, 8/1/2018	723,000	746,498
BNP Paribas, 2.400%, 12/12/2018	374,000	375,161
CC Holdings GS V LLC/CRO, 3.849%, 4/15/2023	568,000	547,817
Cisco Systems Inc., 5.500%, 2/22/2016	388,000	426,335
Digital Realty Trust LP, 5.875%, 2/1/2020	1,000,000	1,101,118
ENSCO Plc, 4.700%, 3/15/2021	1,597,000	1,721,800
Fifth Third Bank, 1.450%, 2/28/2018	374,000	369,156
Howard Hughes Medical Inc., 3.500%, 9/1/2023	252,000	255,464
Intel Corp, 1.950%, 10/1/2016	1,171,000	1,205,851
INTEL Corp, 2.700%, 12/15/2022	328,000	311,018
John Deere Capital Corporation, 1.250%, 12/2/2014	1,000,000	1,007,648
Key Bank NA, 1.650%, 2/1/2018	250,000	249,216
Morgan Stanley, 5.000%, 11/24/2025	528,000	536,879
Morgan Stanley, 2.500%, 1/24/2019	452,000	451,334
Mylan Inc. 144A, 1.800%, 6/24/2016 (c)	122,000	124,253
Oracle Corp, 1.200%, 10/15/2017	65,000	64,777

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Corporate Obligations (Continued)
Oracle Corp., 2.375%, 1/15/2019	$105,000	$107,085
PACCAR Financial Corp, 1.550%, 9/29/2014	1,000,000	1,008,598
Perrigo Co. Ltd. 144A, 4.000%, 11/15/2023 (c)	280,000	283,524
PNC Bank NA, 1.125%, 1/27/2017	411,000	411,694
Praxair Inc., 4.625%, 3/30/2015	647,000	678,138
Reinsurance Group of America, 4.700%, 9/15/2023	125,000	128,791
Softbank Corp 144A, 4.500%, 4/15/2020 (c)	286,000	282,783
Thermo Fisher Scientific, 4.150%, 2/1/2024	202,000	205,774
Time Warner Inc., 3.400%, 6/15/2022	600,000	596,493
TSMC Global Ltd 144A, 1.625%, 4/3/2018 (c)	266,000	257,143
US Bank NA Cincinnati, 1.100%, 1/30/2017	339,000	340,402
Verizon Communications, 5.150%, 9/15/2023	1,251,000	1,362,646

Total Corporate Obligations (Cost $19,142,810)		19,657,182

Corporate Mortgage Securities – 1.1%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (d)	510,707	526,741
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (c)	806,000	887,464

Total Corporate Mortgage Securities (Cost $1,427,373)		1,414,205

Certificates of Deposit – 2.5%
BANK2, 0.850%, 11/4/2014 (a)	250,000	250,000
Central Bank of Kansas City, 0.300%, 5/30/2014 (a)	250,000	250,000
City First Bank of D.C., 0.600%, 2/5/2014 (a)	250,000	250,000
Community Capital Bank of Virginia, 0.400%, 2/4/2014 (a)	250,000	250,000
Eastern Bank, 0.100%, 12/20/2014 (a)	250,000	250,000
Hope Federal Credit Union, 0.850%, 2/4/2014 (a)	250,000	250,000
Latino Community Credit Union, 0.500%, 6/10/2014 (a)	250,000	250,000
Liberty Bank and Trust Company, 0.150%, 12/13/2014 (a)	200,000	200,000
New Resource Bank, 0.300%, 4/5/2014 (a)	250,000	250,000
Promerica Bank, 0.500%, 2/8/2014 (a)	200,000	200,000
Southern Bancorp, 0.350%, 6/20/2014 (a)	250,000	250,000
Self Help Credit Union, 0.550%, 12/12/2014 (a)	250,000	250,000
Self Help Federal Credit Union, 0.550%, 12/22/2014 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,150,000)		3,150,000

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Cash Equivalents – 0.6%
Money Market Demand Accounts:
Bank2 Money Market Account, 0.550%, 2/15/2014 (a)	$100,526	$100,526
Latino Community Credit Union, 0.500%, 2/15/2014 (a)	102,383	102,383
Opportunities Credit Union, 0.300%, 2/15/2014 (a)	100,932	100,932
Self-Help Federal Credit Union, 0.420%, 2/15/2014 (a)	100,498	100,498
Self-Help Money Market Demand, 0.420%, 2/15/2014 (a)	102,422	102,422
Southern Bancorp Money Market, 0.180%, 2/15/2014 (a)	251,219	251,219

Total Cash Equivalents (Cost $757,980)		757,980

Total Investments – 98.4% (Cost $123,173,406) (b)		124,496,215

Other Assets, less liabilities – 1.6%		2,032,749

Net Assets – 100.0%		$126,528,964

(a) Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

(b) The aggregate cost for book and federal income purposes is $123,663,285. The aggregate gross unrealized appreciation is $1,185,109, and the aggregate gross unrealized depreciation is $352,179, resulting in net unrealized appreciation of $832,930.

(c) This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

(d) This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

VR — Variable interest rate. Rate shown is that on January 31, 2014.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the fund after holding them less than 30 days and sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2013, and held through January 31, 2014.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned ‘‘Actual Expenses’’ below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading ‘‘Expenses Paid During Period’’ in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2013	Ending Account Value as of 1/31/2014	Expenses Paid During Period 8/1/2013 – 1/31/2014
Domini Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,073.40	$6.29[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.14	$6.12[1]
Domini Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,074.50	$6.17[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.26	$6.00[1]
Domini Social Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,076.10	$4.19[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.17	$4.07[1]
Domini Social Equity Fund Class R Shares	Actual Expenses	$1,000.00	$1,075.80	$4.71[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.67	$4.58[1]
Domini International Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,073.90	$8.35[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.15	$8.13[2]
Domini International Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,073.90	$8.20[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.30	$7.97[2]
Domini International Social Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,077.00	$6.18[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.25	$6.01[2]
Domini Social Bond Fund Investor Shares	Actual Expenses	$1,000.00	$1,014.00	$4.83[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.41	$4.84[3]
Domini Social Bond Fund Institutional Shares	Actual Expenses	$1,000.00	$1,015.50	$3.30[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.93	$3.31[3]

1Expenses are equal to the Fund’s annualized expense ratio of 1.20% for Investor shares, or 1.18% for Class A shares, or 0.80% for Institutional Class, or 0.90% for Class R shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

2Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Investor shares, or 1.57% for Class A shares, or 1.18% for Institutional shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

3Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Investor Shares, or 0.65% for Institutional Class, multiplied by average account value over the period, multiplied by 184, and divided by 365.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2014 (Unaudited)

	Domini Social Equity Fund	Domini International Social Equity Fund
ASSETS
Investments at value (cost $757,491,189, and $211,817,541, respectively)	$905,378,073	$241,596,328
Cash	6,974,978	5,243,939
Foreign currency, at value (cost $0, and $370, respectively)	-	370
Receivable for securities sold	-	778,394
Receivable for capital shares	289,641	879,997
Dividend receivable	572,904	196,724
Tax reclaim receivable	2,356	108,500

Total assets	913,217,952	248,804,252

LIABILITIES
Payable for securities purchased	-	1,557,717
Payable for capital shares	739,185	105,901
Management /Sponsorship fee payable	593,792	212,815
Distribution fee payable	142,188	44,713
Other accrued expenses	369,208	88,234
Foreign tax payable	258	25,728

Total liabilities	1,844,631	2,035,108

NET ASSETS	$911,373,321	$246,769,144

NET ASSETS CONSIST OF
Paid-in capital	$758,271,669	$217,434,397
Undistributed net investment income (loss)	2,676,152	(6,078,128)
Accumulated net realized gain (loss)	2,538,689	5,636,393
Net unrealized appreciation (depreciation)	147,886,811	29,776,482

NET ASSETS	$911,373,321	$246,769,144

NET ASSET VALUE PER SHARE
Investor Shares
Net assets	$654,586,519	$187,155,022

Outstanding shares of beneficial interest	15,557,986	23,863,662

Net asset value and offering price per share*	$42.07	$7.84

Class A Shares
Net assets	$6,245,810	$24,040,976

Outstanding shares of beneficial interest	493,127	2,930,388

Net asset value*	$12.67	$8.20

Maximum offering price per share (net asset value per share / (1-4.75%))	$13.30	$8.61

Institutional shares
Net assets	$217,886,466	$35,573,146

Outstanding shares of beneficial interest	8,475,813	4,532,107

Net asset value and offering price per share*	$25.71	$7.85

Class R shares
Net assets	$32,654,526

Outstanding shares of beneficial interest	2,786,868

Net asset value and offering price per share*	$11.72

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

For the Six Months Ended January 31, 2014 (Unaudited)

	Domini Social Equity Fund	Domini International Social Equity Fund
INCOME
Dividends (net of foreign taxes $62,495, and $164,465, respectively)	$7,652,777	$2,117,784

Investment Income	7,652,777	2,117,784

EXPENSES
Management /Sponsorship fees	3,398,789	1,162,451
Distribution fees – Investor shares	815,078	224,492
Distribution fees – Class A shares	7,259	23,564
Transfer agent fees – Investor shares	420,417	172,882
Transfer agent fees – Class A shares	4,975	29,201
Transfer agent fees – Institutional shares	2,039	6,005
Transfer agent fees – Class R shares	940	-
Registration fees – Investor shares	58,103	21,708
Registration fees – Class A shares	13,187	18,735
Registration fees – Institutional shares	14,285	367
Registration fees – Class R shares	15,936	-
Custody and Accounting fees	86,282	130,173
Miscellaneous	55,273	15,896
Shareholder Communication fees	37,309	14,304
Shareholder Service fees – Investor shares	33,782	10,732
Shareholder Service fees – Class A shares	480	3,354
Shareholder Service fees – Institutional shares	77	10
Shareholder Service fees – Class R shares	107	-
Trustees fees	22,902	7,239
Professional fees	9,413	8,932

Total expenses	4,996,633	1,850,045
Fees waived and expenses reimbursed	(31,953)	(66,112)

Net expenses	4,964,680	1,783,933

NET INVESTMENT INCOME (LOSS)	2,688,097	333,851

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	70,333,403	12,300,726
Foreign Currency	8,706	33,796

Net realized gain (loss)	70,342,109	12,334,522
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(9,834,236)	2,568,625
Translation of assets and liabilities in foreign currencies	(73)	(2,871)

Net change in unrealized appreciation (depreciation)	(9,834,309)	2,565,754

NET REALIZED AND UNREALIZED GAIN (LOSS)	60,507,800	14,900,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,195,897	$15,234,127

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,688,097	$8,749,824
Net realized gain (loss)	70,342,109	113,438,543
Net change in unrealized appreciation (depreciation)	(9,834,309)	33,156,924

Net Increase (Decrease) in Net Assets Resulting from Operations	63,195,897	155,345,291

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income:
Investor shares	(454,861)	(3,810,358)
Class A shares	(21,830)	(160,635)
Institutional shares	(430,261)	(4,095,883)
Class R shares	(120,865)	(1,000,392)
Distributions to shareholders from net realized gain:
Investor shares	-	-
Class A shares	-	-
Institutional shares	-	-
Class R shares	-	-
Tax return of capital distribution	-	-

Net Decrease in Net Assets from Distributions and/or Dividends	(1,027,817)	(9,067,268)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	49,744,034	92,296,604
Net asset value of shares issued in reinvestment of distributions and dividends	982,216	8,790,242
Payments for shares redeemed	(75,217,885)	(130,878,503)
Redemption fees	10,864	6,203

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(24,480,771)	(29,785,454)

Total Increase (Decrease) in Net Assets	37,687,309	116,492,569

NET ASSETS
Beginning of period	$873,686,012	$757,193,443

End of period	$911,373,321	$873,686,012

Undistributed net investment income (loss)	$2,676,152	$1,015,872

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$333,851	$2,931,468
Net realized gain (loss)	12,334,522	13,227,215
Net change in unrealized appreciation (depreciation)	2,565,754	24,143,371

Net Increase (Decrease) in Net Assets Resulting from Operations	15,234,127	40,302,054

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income:
Investor shares	(5,652,570)	(1,211,612)
Class A shares	(606,614)	(108,546)
Institutional shares	(1,135,764)	(255,115)
Class R shares	-	-
Distributions to shareholders from net realized gain:
Investor shares	(3,360,560)	-
Class A shares	(368,244)	-
Institutional shares	(668,266)	-
Class R shares	-	-
Tax return of capital distribution	-	-

Net Decrease in Net Assets from Distributions and/or Dividends	(11,792,018)	(1,575,273)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	58,113,207	75,530,023
Net asset value of shares issued in reinvestment of distributions and dividends	9,054,596	1,076,056
Payments for shares redeemed	(21,986,161)	(49,777,366)
Redemption fees	5,434	1,162

Net Increase (Decrease) in Net Assets from Capital Share Transactions	45,187,076	26,829,875

Total Increase (Decrease) in Net Assets	48,629,185	65,556,656

NET ASSETS
Beginning of period	$198,139,959	$132,583,303

End of period	$246,769,144	$198,139,959

Undistributed net investment income (loss)	$(6,078,128)	$982,969

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013		2012		2011		2010		2009
For a share outstanding for the period:
Net asset value, beginning of period	$39.22		$32.66		$31.56		$26.00		$22.83		$28.19

Income from investment operations:
Net investment income (loss)	0.12		0.37		0.36		0.27		0.22		0.28
Net realized and unrealized gain (loss) on investments	2.76		6.43		0.95		5.44		3.09		(5.32)

Total income from investment operations	2.88		6.80		1.31		5.71		3.31		(5.04)

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.03)		(0.24)		(0.21)		(0.15)		(0.14)		(0.22)
Distributions to shareholders from net realized gain	-		-		-		-		-		-
Tax return of capital [5]	-		-		-		-		-		(0.10)

Total distributions	(0.03)		(0.24)		(0.21)		(0.15)		(0.14)		(0.32)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$42.07		$39.22		$32.66		$31.56		$26.00		$22.83

Total return [2]	7.34%		20.87%		4.15%		22.01%		14.51%		-17.48%
Portfolio turnover	45%		97%		94%		87%		95%		82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$655		$625		$546		$561		$562		$550
Ratio of expenses to average net assets [3]	1.20%		1.24%	[4]	1.25%	[4]	1.23%	[4]	1.23%	[4]	1.18%	[4]
Ratio of net investment income (loss) to average net assets	0.49%		0.96%		1.06%		0.72%		0.77%		1.27%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.20% for the six months ended January 31, 2014 and 1.24%, 1.26%, 1.23%, 1.29%, and 1.31%, for the years ended July 31, 2013, 2012, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.24%, 1.25%, 1.23%, 1.23% and 1.18% for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31,								For the Period November 28, 2008 (commencement of operations) through July 31, 2009
		2013		2012		2011		2010
For a share outstanding for the period:
Net asset value, beginning of period	$11.84	$10.16		$10.12		$8.51		$7.63		$6.57

Income from investment operations:
Net investment income (loss)	0.10	0.22		0.37		0.07		0.10		0.06
Net realized and unrealized gain (loss) on investments	0.78	1.86		0.05		1.80		1.01		1.21

Total income from investment operations	0.88	2.08		0.42		1.87		1.11		1.27

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.05)	(0.40)		(0.38)		(0.26)		(0.23)		(0.15)
Distributions to shareholders from net realized gain	-	-		-		-		-		-
Tax return of capital [5]	-	-		-		-		-		(0.06)

Total distributions	(0.05)	(0.40)		(0.38)		(0.26)		(0.23)		(0.21)

Redemption fee proceeds [5]	-	-		-		-		-		-

Net asset value, end of period	$12.67	$11.84		$10.16		$10.12		$8.51		$7.63

Total return [2]	7.45%	20.88%		4.20%		22.16%		14.47%		20.66%
Portfolio turnover	45%	97%		94%		87%		95%		82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$6	$5		$4		$2		$2		$1
Ratio of expenses to average net assets [3]	1.18%	1.18%	[4]	1.18%	[4]	1.18%	[4]	1.18%	[4]	1.18%	[4]
Ratio of net investment income (loss) to average net assets	0.51%	1.02%		1.09%		0.76%		0.81%		1.13%

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.71% for the six months ended January 31, 2014 and 1.74%, 2.09%, 2.54%, 2.56%, and 3.31%, for the years ended July 31, 2013, 2012, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.18%, 1.18%, 1.18%, 1.18% and 1.18% for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,								For the Period November 28, 2008 (commencement of operations) through July 31, 2009
			2013		2012		2011		2010
For a share outstanding for the period:
Net asset value, beginning of period	$23.94		$20.12		$19.65		$16.26		$14.35		$12.13

Income from investment operations:
Net investment income (loss)	0.09		0.29		0.33		0.23		0.21		0.13
Net realized and unrealized gain (loss) on investments	1.73		3.96		0.57		3.42		1.96		2.31

Total income from investment operations	1.82		4.25		0.90		3.65		2.17		2.44

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.05)		(0.43)		(0.43)		(0.26)		(0.26)		(0.15)
Distributions to shareholders from net realized gain	-		-		-		-		-		-
Tax return of capital [5]	-		-		-		-		-		(0.07)

Total distributions	(0.05)		(0.43)		(0.43)		(0.26)		(0.26)		(0.22)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	-		-		-		-

Net asset value, end of period	$25.71		$23.94		$20.12		$19.65		$16.26		$14.35

Total return [2]	7.61%		21.36%		4.62%		22.55%		15.08%		20.93%
Portfolio turnover	45%		97%		94%		87%		95%		82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$218		$216		$182		$143		$103		$84
Ratio of expenses to average net assets [3]	0.80%		0.80%	[4]	0.80%	[4]	0.80%	[4]	0.75%	[4]	0.65%	[4]
Ratio of net investment income (loss) to average net assets	0.89%		1.41%		1.49%		1.17%		1.24%		1.66%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor. Had the Manager and the Sponsor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 0.81% for the six months ended January 31, 2014 and 0.81%, 0.83%, 0.82%, 0.83%, and 0.80%, for the years ended July 31, 2013, 2012, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.80%, 0.80%, 0.80%, 0.75% and 0.65% for the years ended July 31, 2103, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — CLASS R SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013		2012		2011		2010		2009
For a share outstanding for the period:
Net asset value, beginning of period	$10.94		$9.41		$9.40		$7.91		$7.09		$9.37

Income from investment operations:
Net investment income (loss)	0.26		(0.03)		1.16		(1.15)		(0.11)		(0.05)
Net realized and unrealized gain (loss) on investments	0.57		1.98		(0.74)		2.90		1.18		(1.74)

Total income from investment operations	0.83		1.95		0.42		1.75		1.07		(1.79)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.05)		(0.42)		(0.41)		(0.26)		(0.25)		(0.33)
Distributions to shareholders from net realized gain	-		-		-		-		-		-
Tax return of capital [5]	-		-		-		-		-		(0.16)

Total distributions	(0.05)		(0.42)		(0.41)		(0.26)		(0.25)		(0.49)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$11.72		$10.94		$9.41		$9.40		$7.91		$7.09

Total return [2]	7.58%		21.21%		4.58%		22.29%		15.05%		-17.23%
Portfolio turnover	45%		97%		94%		87%		95%		82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$33		$28		$26		$16		$28		$30
Ratio of expenses to average net assets [3]	0.90%		0.90%	[4]	0.90%	[4]	0.85%	[4]	0.85%	[4]	0.85%	[4]
Ratio of net investment income (loss) to average net assets	0.78%		1.31%		1.38%		1.16%		1.16%		1.62%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor, of the Fund. Had the Manager, and the Sponsor, not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 0.90% for the six months ended January 31, 2014 and 0.90%, 0.91%, 0.85%, 0.92%, and 0.97%, for the years ended July 31, 2013, 2012, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.90%, 0.90%, 0.85%, 0.85% and 0.85% for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013		2012		2011		2010		2009
For a share outstanding for the period:
Net asset value, beginning of period	$7.67		$5.98		$7.43		$6.24		$6.05		$8.29

Income from investment operations:
Net investment income (loss)	0.02		0.11		0.09		0.13		0.12		0.11
Net realized and unrealized gain (loss) on investments	0.55		1.64		(1.04)		1.18		0.20		(2.25)

Total income from investment operations	0.57		1.75		(0.95)		1.31		0.32		(2.14)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.25)		(0.06)		(0.28)		(0.12)		(0.13)		(0.10)
Distributions to shareholders from net realized gain	(0.15)		-		(0.20)		-		-		-
Tax return of capital [5]	-		-		(0.02)		-		-		-

Total distributions	(0.40)		(0.06)		(0.50)		(0.12)		(0.13)		(0.10)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$7.84		$7.67		$5.98		$7.43		$6.24		$6.05

Total return [2]	7.39%		29.26%		-12.38%		21.10%		5.34%		-25.72%
Portfolio turnover	40%		87%		110%		84%		85%		85%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$187		$160		$127		$137		$111		$27
Ratio of expenses to average net assets [3]	1.60%		1.60%	[4]	1.60%	[4]	1.60%	[4]	1.69%	[4]	1.60%	[4]
Ratio of net investment income (loss) to average net assets	0.25%		1.70%		1.64%		1.75%		1.73%		2.18%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.63% for the six months ended January 31, 2014 and 1.68%, 1.74%, 1.70%, 2.03%, and 2.63%, for the years ended July 31, 2013, 2012, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.60%, 1.60%, 1.60%, 1.70% and 1.60% for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2014 (Unaudited)			Year Ended July 31,						For the Period November 28, 2008 (commencement of operations) through July 31, 2009
		2013		2012		2011		2010
For a share outstanding for the period:
Net asset value, beginning of period	$8.00	$6.24		$7.73		$6.50		$6.30		$5.13

Income from investment operations:
Net investment income (loss)	0.02	0.12		0.14		0.14		0.14		0.08
Net realized and unrealized gain (loss) on investments	0.58	1.71		(1.12)		1.22		0.20		1.17

Total income from investment operations	0.60	1.83		(0.98)		1.36		0.34		1.25

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.25)	(0.07)		(0.29)		(0.13)		(0.14)		(0.08)
Distributions to shareholders from net realized gain	(0.15)	-		(0.20)		-		-		-
Tax return of capital [5]	-	-		(0.02)		-		-		-

Total distributions	(0.40)	(0.07)		(0.51)		(0.13)		(0.14)		(0.08)

Redemption fee proceeds [5]	-	-		-		-		-		-

Net asset value, end of period	$8.20	$8.00		$6.24		$7.73		$6.50		$6.30

Total return [2]	7.39%	29.30%		-12.26%		21.05%		5.35%		24.45%
Portfolio turnover	40%	87%		110%		84%		85%		85%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$24	$13		$6		$4		$3		$1
Ratio of expenses to average net assets [3]	1.57%	1.57%	[4]	1.57%	[4]	1.57%	[4]	1.62%	[4]	1.57%	[4]
Ratio of net investment income (loss) to average net assets	0.12%	1.91%		1.85%		1.82%		2.03%		2.31%

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.96% for the six months ended January 31, 2014 and 2.13%, 2.33%, 2.42%, 3.58%, and 6.86%, for the years ended July 31, 2013, 2012, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.57%, 1.57%, 1.57%, 1.63% and 1.58% for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2014 (Unaudited)	For the Period November 30, 2012 (commencement of operations) through July 31, 2013
For a share outstanding for the period:
Net asset value, beginning of period	$7.66	$6.59

Income from investment operations:
Net investment income (loss)	0.01	0.11
Net realized and unrealized gain (loss) on investments	0.59	1.04

Total income from investment operations	0.60	1.15

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.26)	(0.08)
Distributions to shareholders from net realized gain	(0.15)	-
Tax return of capital [5]	-	-

Total distributions	(0.41)	(0.08)

Redemption fee proceeds [5]	-	-

Net asset value, end of period	$7.85	$7.66

Total return [2]	7.70%	17.50%
Portfolio turnover	40%	87%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$36	$25
Ratio of expenses to average net assets[3]	1.18%	1.25%	[4]
Ratio of net investment income (loss) to average net assets	0.60%	2.40%

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund. Had the Manager not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.18% for the six months ended January 31, 2014 and 1.25% for the period ended July 31, 2013.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.25% for the period ended July 31, 2013.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Social Bond Fund are included on page 60 of this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares, Class A shares and Institutional Shares. Institutional shares of the Domini International Social Equity Fund were not offered prior to November 30, 2012. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees. Institutional shares are not subject to distribution fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

The following is a summary of the inputs used by the Domini Social Equity Fund, as of January 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$142,184,633	$-	$-	$142,184,633
Consumer Staples	74,699,623	-	-	74,699,623
Energy	55,905,773	-	-	55,905,773
Financials	179,301,751	-	-	179,301,751
Health Care	98,182,866	-	-	98,182,866
Industrials	78,249,443	-	-	78,249,443
Information Technology	173,755,228	-	-	173,755,228
Materials	30,745,863	-	-	30,745,863
Telecommunication Services	51,416,561	-	-	51,416,561
Utilities	20,936,332	-	-	20,936,332

Total	$905,378,073	$-	$-	$905,378,073

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of January 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$28,871,225	$-	$-	$28,871,225
Consumer Staples	17,277,708	-	-	17,277,708
Energy	9,036,295	-	-	9,036,295
Financials	67,234,760	-	16,554	67,251,314
Health Care	19,336,032	-	-	19,336,032
Industrials	36,371,720	-	-	36,371,720
Information Technology	21,642,426	-	-	21,642,426
Materials	15,101,961	-	-	15,101,961
Telecommunication Services	20,411,276	-	-	20,411,276
Utilities	1,534,463	-	-	1,534,463
Preferred Stocks
Consumer Staples	3,918,991	-	-	3,918,991
Utilities	842,917	-	-	842,917

Total	$241,579,774	$-	$16,554	$241,596,328

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund

Investments in Securities
Balance as of July 31, 2013	$9,315
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(32)
Purchases	-
Sales	-
Transfers in and/or out of Level Three	7,271

Balance as of January 31, 2014	$16,554

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2014:	$(578)

Transfers from Level 1 to Level 3 included securities valued at $239,880 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $232,609 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open contracts at January 31, 2014.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund are usually declared and paid semiannually from net investment income. Dividends to shareholders of the Domini Social Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. Domini is registered as an investment advisor under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.30% of the first $2 billion of net assets managed,
0.29% of the next $1 billion of net assets managed, and
0.28% of net assets managed in excess of $3 billion

Domini International Social Equity Fund	1.00% of the first $250 million of net assets managed,
0.94% of the next $250 million of net assets managed, and
0.88% of net assets managed in excess of $500 million

Pursuant to a Sponsorship Agreement (with respect to the Domini Social Equity Fund) Domini provides the Funds with the administrative personnel and services necessary to operate the Funds. In addition to general administrative services and facilities for the Funds similar to those provided by Domini under the Management Agreements, Domini answers questions from the general public and the media regarding the securities holdings of the Funds. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Funds at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2013, Domini reduced its fees and reimbursed expenses, not including reorganization related expenses, to the extent necessary to keep the aggregate annual operating expenses of the Domini Social Equity Fund at no greater than 1.25%, 1.18%, 0.80%, and 0.90% of the average daily net assets representing Investor shares, Class A shares, Institutional shares and Class R shares, respectively. For the periods prior to November 30, 2013, similar arrangements were in effect. The waivers currently in effect are contractual and in effect until November 30, 2014, absent an earlier modification by the Board of Trustees which oversees the Funds. Effective November 30, 2013, Domini reduced its fees and reimbursed expenses to the extent necessary to keep the aggregate annual operating expenses, not including reorganization expenses, of the Domini International Social Equity Fund no greater than 1.60%, 1.57% and 1.27% of the average daily net assets representing Investor shares, Class A shares and Institutional Shares, respectively. For the period prior to November 30, 2013, similar arrangements were in effect. The waivers currently in effect are contractual and in effect until November 30, 2014, absent an earlier modification by the Board of Trustees which oversees the Funds.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

For the six months ended January 31, 2014, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Social Equity Fund	$-	$24,137
Domini International Social Equity Fund	-	10,001

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Funds on a day-to-day basis pursuant to Submanagement Agreements with Domini.

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the six months ended January 31, 2014, fees waived were as follows:

FEES WAIVED

Domini Social Equity Fund Investor shares	$-
Domini Social Equity Fund Class A shares	7,259
Domini International Social Equity Fund Investor shares	29,193
Domini International Social Equity Fund Class A shares	23,564

DSIL Investment Services, LLC, (DSIL) the Funds’ Distributor, has received commissions related to the sales of fund shares. For the six months ended January 31, 2014, DSIL received $3,936, and $3,648 from the Domini Social Equity Fund Class A Shares, and the Domini International Social Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Domini Social Equity Fund, and Domini International Social Equity Fund and their shareholders, which services were previously provided by BNY Mellon Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives fees from each Fund paid monthly

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

at an annual rate of $4.00 per active account. For the six months ended January 31, 2014, Domini waived fees as follows:

FEES WAIVED

Domini Social Equity Fund Investor shares	$-
Domini Social Equity Fund Class A shares	480
Domini Social Equity Fund Institutional shares	77
Domini Social Equity Fund Class R shares	-
Domini International Social Equity Fund Investor shares	-
Domini International Social Equity Fund Class A shares	3,354
Domini International Social Equity Fund Institutional shares	-

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2014, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Social Equity Fund	$401,849,010	$424,608,360
Domini International Social Equity Fund	121,858,115	89,442,432

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

4. SUMMARY OF SHARE TRANSACTIONS

	Six Months Ended January 31, 2014		Year Ended July 31, 2013
	Shares	Amount	Shares	Amount

Domini Social Equity Fund

Investor Shares
Shares sold	561,592	$23,288,978	1,326,785	$46,366,600
Shares issued in reinvestment of dividends and distributions	10,728	434,585	101,248	3,640,475
Shares redeemed	(948,481)	(38,931,381)	(2,208,468)	(76,970,213)
Redemption fees	-	8,412	-	4,157

Net increase (decrease)	(376,161)	$(15,199,406)	(780,435)	$(26,958,981)

Class A Shares
Shares sold	92,801	$1,158,413	145,158	$1,563,507
Shares issued in reinvestment of dividends and distributions	1,596	19,453	13,183	142,636
Shares redeemed	(40,944)	(505,192)	(68,720)	(730,533)
Redemption fees	-	-	-	-

Net increase (decrease)	53,453	$672,674	89,621	$975,610

Institutional Shares
Shares sold	818,887	$20,589,229	1,782,287	$37,433,238
Shares issued in reinvestment of dividends and distributions	16,499	407,701	185,550	4,008,573
Shares redeemed	(1,375,565)	(33,969,012)	(1,980,983)	(43,254,480)
Redemption fees	-	2,323	-	1,902

Net increase (decrease)	(540,179)	$(12,969,759)	(13,146)	$(1,810,767)

Class R Shares
Shares sold	401,988	$4,707,414	685,285	$6,933,259
Shares issued in reinvestment of dividends and distributions	10,690	120,477	100,200	998,558
Shares redeemed	(157,370)	(1,812,300)	(1,028,170)	(9,923,277)
Redemption fees	-	129	-	144

Net increase (decrease)	255,308	$3,015,720	(242,685)	$(1,991,316)

Total
Shares sold	1,875,268	$49,744,034	3,939,515	$92,296,604
Shares issued in reinvestment of dividends and distributions	39,513	982,216	400,181	8,790,242
Shares redeemed	(2,522,360)	(75,217,885)	(5,286,341)	(130,878,503)
Redemption fees	-	10,864	-	6,203

Net increase (decrease)	(607,579)	$(24,480,771)	(946,645)	$(29,785,454)

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

	Six Months Ended January 31, 2014		Year Ended July 31, 2013
	Shares	Amount	Shares	Amount

Domini International Social Equity Fund

Investor Shares
Shares sold	4,466,940	$36,222,137	6,500,207	$46,141,404
Shares issued in reinvestment of dividends and distributions	896,604	7,128,001	129,361	975,385
Shares redeemed	(2,352,709)	(19,045,064)	(6,993,286)	(47,524,063)
Redemption fees	-	4,119	-	1,162

Net increase (decrease)	3,010,835	$24,309,193	(363,718)	$(406,112)

Class A Shares
Shares sold	1,307,742	$11,048,891	1,006,185	$7,478,207
Shares issued in reinvestment of dividends and distributions	109,531	911,302	12,770	100,495
Shares redeemed	(157,956)	(1,328,591)	(270,928)	(2,036,729)
Redemption fees	-	1,094	-	-

Net increase (decrease)	1,259,317	$10,632,696	748,027	$5,541,973

Institutional Shares
Shares sold	1,352,695	$10,842,179	3,280,861	$21,910,412
Shares issued in reinvestment of dividends and distributions	127,710	1,015,293	23	176
Shares redeemed	(199,346)	(1,612,506)	(29,836)	(216,574)
Redemption fees	-	221	-	-

Net increase (decrease)	1,281,059	$10,245,187	3,251,048	$21,694,014

Total
Shares sold	7,127,377	$58,113,207	10,787,253	$75,530,023
Shares issued in reinvestment of dividends and distributions	1,133,845	9,054,596	142,154	1,076,056
Shares redeemed	(2,710,011)	(21,986,161)	(7,294,050)	(49,777,366)
Redemption fees	-	5,434	-	1,162

Net increase (decrease)	5,551,211	$45,187,076	3,635,357	$26,829,875

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

5. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.

As of January 31, 2014, management of the Funds has concluded, that no additional financial statement disclosure is necessary as a result of adopting this ASU.

DOMINI SOCIAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2014 (Unaudited)

ASSETS:
Investments at value (cost $123,173,406)	$124,496,215
Cash	2,910,053
Interest receivable	551,574
Receivable for capital shares	374,920

Total assets	128,332,762

LIABILITIES:
Payable for securities purchased	1,367,995
Payable for capital shares	314,899
Management fee payable	69,180
Distribution fee payable	15,499
Other accrued expenses	18,493
Dividend payable	17,732

Total liabilities	1,803,798

NET ASSETS	$126,528,964

NET ASSETS CONSIST OF:
Paid-in capital	$125,895,701
Undistributed net investment loss	(15,043)
Accumulated net realized loss from investments	(674,503)
Net unrealized appreciation from investments	1,322,809

$126,528,964

NET ASSET VALUE PER SHARE
Investor Shares
Net assets	$122,403,453

Outstanding shares of beneficial interest	10,935,083

Net asset value and offering price per share*	$11.19

Institutional Shares
Net assets	$4,125,511

Outstanding shares of beneficial interest	368,830

Net asset value and offering price per share*	$11.19

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2014 (Unaudited)

INCOME:
Interest income	$1,468,901

EXPENSES:
Management fee	251,720
Administrative fee	157,325
Distribution fees – Investor shares	153,056
Transfer agent fees – Investor shares	102,910
Transfer agent fees – Institutional shares	151
Accounting and custody fees	45,534
Professional fees	5,318
Registration – Investor shares	10,002
Registration – Institutional shares	3,402
Shareholding servicing fees – Investor shares	7,644
Shareholding servicing fees – Institutional shares	20
Shareholder communications	8,408
Trustees fees	11,730
Miscellaneous	3,475

Total expenses	760,695
Fees waived and expense reimbursed	(167,440)

Net expenses	593,255

NET INVESTMENT INCOME	875,646

NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain (loss) on investments	(417,533)
Net change in unrealized appreciation (depreciation) on investments	1,245,658

Net realized and unrealized gain (loss) from investments	828,125

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,703,771

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$875,646	$1,889,638
Net realized gain (loss) on investments	(417,533)	320,270
Net change in unrealized appreciation (depreciation) on investments	1,245,658	(4,984,143)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,703,771	(2,774,235)

DISTRIBUTIONS AND DIVIDENDS:
Dividends to shareholders from net investment income:
Investor shares	(846,854)	(1,834,174)
Institutional shares	(28,792)	(55,464)
Distributions to shareholders from net realized gain:
Investor shares	(397,247)	(1,248,847)
Institutional shares	(11,082)	(15,147)

Net Decrease in Net Assets from Distributions and Dividends	(1,283,975)	(3,153,632)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,793,276	34,305,140
Net asset value of shares issued in reinvestment of distributions and dividends	1,161,659	2,913,277
Payment for shares redeemed	(22,523,637)	(36,442,282)
Redemption fee	5,976	1,764

Net Increase in Net Assets from Capital Share Transactions	(7,562,726)	777,899

Total Increase (Decrease) in Net Assets	(7,142,930)	(5,149,968)

NET ASSETS:
Beginning of period	$133,671,894	$138,821,862

End of period	$126,528,964	$133,671,894

Undistributed net investment income (loss)	$(15,043)	$(15,043)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	For the Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31,
			2013		2012		2011		2010		2009
For a share outstanding for the period:
Net asset value, beginning of period	$11.15		$11.64		$11.61		$11.76		$11.36		$10.79

Income from investment operations:
Net investment income (loss)	0.08		0.16		0.21		0.28		0.33		0.40
Net realized and unrealized gain (loss) on investments	0.08		(0.38)		0.34		0.06		0.40		0.57

Total income from investment operations	0.16		(0.22)		0.55		0.34		0.73		0.97

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.08)		(0.16)		(0.21)		(0.28)		(0.33)		(0.40)
Distributions to shareholders from net realized gain	(0.04)		(0.11)		(0.31)		(0.21)		-		-

Total dividends and distributions	(0.12)		(0.27)		(0.52)		(0.49)		(0.33)		(0.40)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$11.19		$11.15		$11.64		$11.61		$11.76		$11.36

Total return [2]	1.39%		-2.01%		4.80%		2.94%		6.49%		9.15%
Portfolio turnover	59%		129%		126%		151%		66%		33%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$122		$130		$138		$121		$112		$90
Ratio of expenses to average net assets [3]	0.95%		0.95%	[4]	0.95%	[4]	0.95%	[4]	0.95%	[4]	0.95%	[4]
Ratio of net investment income to average net assets	1.38%		1.35%		1.76%		2.39%		2.82%		3.60%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager and the Distributor due to a contractual fee waiver. Had the Manager and the Distributor not waived their fees and reimbursed expenses, the ratio of expenses to average net assets would have been 1.21% for the six months ended January 31, 2014 and 1.24%, 1.28%, 1.29%, 1.33%, and 1.37%, for the years ended July 31, 2013, 2012, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.95%, 0.95%, 0.96%, 0.95% and 0.95%, for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	For the Six Months Ended January 31, 2014 (Unaudited)	For the Year Ended July 31, 2013		For the period November 30, 2011 (commencement of operations) through July 31, 2012
For a share outstanding for the period:
Net asset value, beginning of period	$11.15	$11.64		$11.74

Income from investment operations:
Net investment income (loss)	0.09	0.19		0.15
Net realized and unrealized gain (loss) on investments	0.08	(0.38)		0.21

Total income from investment operations	0.17	(0.19)		0.36

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.09)	(0.19)		(0.15)
Distributions to shareholders from net realized gain	(0.04)	(0.11)		(0.31)

Total dividends and distributions	(0.13)	(0.30)		(0.46)

Redemption fee proceeds	-	-		-

Net asset value, end of period	$11.19	$11.15		$11.64

Total return [2]	1.55%	-1.72%		3.17%
Portfolio turnover	59%	129%		126%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$4	$3		$1
Ratio of expenses to average net assets [3]	0.65%	0.65%	[4]	0.65%	[4]
Ratio of net investment income to average net assets	1.69%	1.54%		1.88%

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager due to a contractual fee waiver. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 1.00% for the six months ended January 31, 2014 and 0.97% and 3.99% for the years ended July 31, 2013 and 2012, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.65% and 0.65% for the years ended July 31, 2013 and 2012, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

U.S. Government Agency Obligations	$—	$50,108,399	$—	$50,108,399
U.S. Government Agency Mortgage Securities.	—	49,408,449	—	49,408,449
Corporate Obligations.	—	19,657,182	—	19,657,182
Corporate Mortgage Securities	—	1,414,205	—	1,414,205
Certificates of Deposit.	—	3,150,000	—	3,150,000
Cash Equivalents	—	757,980	—	757,980

Total	$—	$124,496,215	$—	$124,496,215

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

The investment types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund, and therefore the disclosure that would address these inputs is not included above.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2013	$1,912,352
Realized Gain (loss)	-
Change in unrealized appreciation (depreciation)	36,328
Purchases	2,707,725
Sales	(963,679)
Transfers in and/or out of Level Three	(3,692,726)

Balance as of January 31, 2014	$-

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2014	$-

Transfers from Level 2 to Level 3 included securities valued at $963,679 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 2 included securities valued at $4,656,405 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(G) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.40% of the first $500 million of the Fund’s net assets managed, 0.38% of the next $500 million of the Fund’s net assets managed, and 0.35% of net assets managed in excess of $1 billion. For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets. For the period from November 30, 2013, until November 30, 2014, Domini is waiving its fee and reimbursing expenses to the extent necessary to keep the aggregate annual operating expenses of the Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% and 0.65% of the average daily net assets representing Investor shares and Institutional shares, respectively. A similar fee waiver arrangement was in effect in prior periods. For the six months ended January 31, 2014, Domini reimbursed expenses totaling $77,723.

(B) Submanager. Seix Investment Advisors LLC (“Seix”), a wholly owned subsidiary of RidgeWorth Capital Management, Inc. (“RidgeWorth”) (formerly known as Trusco Capital Management, Inc.) provides investment submanagement services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Prior to April 25, 2008, the submanager’s predecessor, Seix Investment Advisors, Inc., the former fixed income division of RidgeWorth, provided investment submanagement services to the Fund. RidgeWorth is a wholly owned subsidiary of Sun-Trust Banks, Inc. Seix Advisors was spun off into Seix inconnection with a corporate reorganization of RidgeWorth.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2014, fees waived by the Investor shares totaled $89,697.

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by BNY Mellon Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2014, Domini waived fees as follows:

FEES WAIVED

Domini Social Bond Fund Investor shares	$-
Domini Social Bond Fund Institutional shares	20

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2014, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
Government Securities	$64,783,895	$64,146,010
Corporate Obligations	8,759,507	13,212,155
Municipal Obligations	242,500	248,069

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2014 (Unaudited)

4. SUMMARY OF SHARE TRANSACTIONS

	For the Six Months Ended January 31, 2014		Year Ended July 31, 2013
	Shares	Amount	Shares	Amount

Investor Shares
Shares sold	1,116,905	$12,444,444	2,156,020	$24,671,279
Shares issued in reinvestment of dividends and distributions	104,232	1,161,647	252,364	2,893,839
Shares redeemed	(1,972,795)	(21,950,544)	(2,605,244)	(29,803,241)
Redemption fees	-	5,976	-	1,764

Net increase (decrease)	(751,658)	$(8,338,477)	(196,860)	$(2,236,359)

Institutional Shares
Shares sold	121,690	$1,348,832	841,872	$9,633,861
Shares issued in reinvestment of dividends and distributions	1	12	1,702	19,438
Shares redeemed	(51,574)	(573,093)	(588,390)	(6,639,041)
Redemption fees	-	-	-	-

Net increase (decrease)	70,117	$775,751	255,184	$3,014,258

Total
Shares sold	1,238,595	$13,793,276	2,997,892	$34,305,140
Shares issued in reinvestment of dividends and distributions	104,233	1,161,659	254,066	2,913,277
Shares redeemed	(2,024,369)	(22,523,637)	(3,193,634)	(36,442,282)
Redemption fees	-	5,976	-	1,764

Net increase (decrease)	(681,541)	$(7,562,726)	58,324	$777,899

5. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.

As of January 31, 2014, management of the Fund has concluded, that no additional financial statement disclosure is necessary as a result of adopting this ASU.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

DOMINI FUNDS

P.O. Box 9785

Providence, RI 02940-9785

1-800-582-6757

www.domini.com

Investment Manager, Sponsor, and Distributor:

Domini Social Investments LLC (Investment Manager and Sponsor)

DSIL Investment Services LLC (Distributor)

532 Broadway, 9th Floor

New York, NY 10012

Investment Submanagers:

Domini Social Equity Fund

Domini International Social Equity Fund

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Domini Social Bond Fund

Seix Investment Advisors LLC

10 Mountain View Road, Suite C-200

Upper Saddle River, NJ 07458

Transfer Agent:

BNY Mellon Asset Servicing

760 Moore Road

King of Prussia, PA 19406

Custodian:

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Independent Registered Public Accounting Firm:

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Legal Counsel:

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

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Domini Social Equity Fund Investor Shares: CUSIP 257132100 | DSEFX Class A Shares: CUSIP 257132860 | DSEPX Institutional Shares: CUSIP 257132852 | DIEQX Class R Shares: CUSIP 257132308 | DSFRX

Domini International Social Equity Fund

Investor Shares: CUSIP 257132704 | DOMIX

Class A Shares: CUSIP 257132886 | DOMAX

Institutional Shares: CUSIP 257132811 | DOMOX

Domini Social Bond Fund

Investor Shares: CUSIP 257132209 | DSBFX

Institutional Shares: CUSIP 257132829 | DSBIX

Printed on elemental chlorine free paper from well-managed forests, containing 10% post consumer waste.

Item 2.  Code of Ethics.

(a) Not applicable to a semi-annual report.

(c) Not applicable.

(d) Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

(a)	The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)   Not applicable to a semi-annual report.

(a)(2)   Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)   Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: April 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: April 3, 2014

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: April 3, 2014